UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05820

Brookfield Total Return Fund Inc.
(Exact name of registrant as specified in charter)

Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
(Address of principal executive offices) (Zip code)

Brian F. Hurley, Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
 (Name and address of agent for service)

855-777-8001
Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2016

Date of reporting period:  December 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.
BROOKFIELD TOTAL RETURN FUND INC.
Schedule of Investments (Unaudited)
December 31, 2015
	Interest Rate	Maturity	Principal Amount (000s)	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS – 5.1%
U.S. Government Agency Collateralized Mortgage Obligations – 0.1%
Federal National Mortgage Association
Series 1997-79, Class PL	6.85%	12/18/27	$173	$198,644
Total U.S. Government Agency Collateralized Mortgage Obligations				198,644
U.S. Government Agency Pass-Through Certificates – 5.0%
Federal Home Loan Mortgage Corporation
Federal Home Loan Mortgage Corporation	3.50	TBA	2,000	2,058,769
Pool Q03049 1	4.50	08/01/41	2,100	2,280,003
Pool C69047 1	7.00	06/01/32	337	380,614
Pool C56878	8.00	08/01/31	47	48,574
Pool C58516	8.00	09/01/31	39	39,202
Pool C59641 1	8.00	10/01/31	205	236,044
Pool C55166	8.50	07/01/31	99	106,513
Pool C55167	8.50	07/01/31	62	64,642
Pool C55169	8.50	07/01/31	60	61,795
Pool G01466 1	9.50	12/01/22	196	211,132
Pool 555559 1	10.00	03/01/21	41	42,471
Pool 555538 1	10.00	03/01/21	56	58,218
Federal National Mortgage Association
Federal National Mortgage Association	3.50	TBA	3,500	3,611,031
Pool 753914 1	5.50	12/01/33	789	878,795
Pool 761836 1	6.00	06/01/33	537	610,676
Pool 948362 1	6.50	08/01/37	97	108,341
Pool 555933 1	7.00	06/01/32	1,354	1,592,624
Pool 645912 1	7.00	06/01/32	317	357,234
Pool 645913 1	7.00	06/01/32	355	383,147
Pool 650131 1	7.00	07/01/32	284	314,980
Pool 789284	7.50	05/01/17	10	10,565
Pool 827853	7.50	10/01/29	32	32,233
Pool 545990 1	7.50	04/01/31	502	584,168
Pool 255053 1	7.50	12/01/33	104	117,387
Pool 735576 1	7.50	11/01/34	637	778,119
Pool 896391 1	7.50	06/01/36	328	364,431
Pool 735800 1	8.00	01/01/35	387	481,897
Pool 636449 1	8.50	04/01/32	351	414,990
Pool 458132 1	8.89	03/15/31	460	517,531
Pool 852865 1	9.00	07/01/20	285	309,228
Pool 545436 1	9.00	10/01/31	278	337,476
Total U.S. Government Agency Pass-Through Certificates				17,392,830
Total U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $16,636,493)				17,591,474
ASSET-BACKED SECURITIES – 4.1%
Housing Related Asset-Backed Securities – 4.1%
ACE Securities Corporation Manufactured Housing Trust
Series 2003-MH1, Class A4 2	6.50	08/15/30	1,433	1,574,248
Conseco Finance Securitizations Corp.
Series 2001-4, Class A4	7.36	08/01/32	197	212,041
Conseco Financial Corp.
Series 1998-3, Class A6	6.76	03/01/30	842	886,441
Series 1997-7, Class A7	6.96	07/15/28	495	506,033
Series 1997-2, Class A6	7.24	06/15/28	54	55,526
Series 1997-6, Class A9	7.55	01/15/29	411	421,191
Lehman ABS Manufactured Housing Contract Trust
Series 2001-B, Class A5	5.87	04/15/40	168	175,862
Series 2001-B, Class A6	6.47	04/15/40	708	750,172
Mid-State Capital Corp.
Series 2004-1, Class M1	6.50	08/15/37	3,965	4,235,945
Series 2004-1, Class M2 3	8.11	08/15/37	3,268	3,739,749
(Acquired 07/01/04, Cost $3,490,112, 1.1%)
Origen Manufactured Housing Contract Trust
Series 2005-B, Class A4	5.91	01/15/37	1,482	1,541,914
Total Housing Related Asset-Backed Securities				14,099,122
Total ASSET-BACKED SECURITIES (Cost $14,031,540)				14,099,122
RESIDENTIAL MORTGAGE RELATED HOLDINGS – 62.8%
Non-Agency Mortgage-Backed Securities – 62.8%
Alternative Loan Trust
Series 2007-OA3, Class 1A1 4,5	0.57	04/25/47	6,185	5,197,011
Series 2005-51, Class 4A1 4,5	0.75	11/20/35	4,849	3,932,642
Series 2007-2CB, Class 1A15	5.75	03/25/37	849	765,376
Series 2007-12T1, Class A22	5.75	06/25/37	3,660	2,974,274
Series 2006-29T1, Class 2A5	6.00	10/25/36	3,179	2,875,726
Series 2006-29T1, Class 3A3 5,6	74.08	10/25/36	946	3,338,168
Asset-Backed Securities Corporation Home Equity Loan Trust
Series 2007-HE1, Class A4 4,5	0.57	12/25/36	2,050	1,658,358
Banc of America Funding Trust

Series 2006-G, Class 3A2 5	2.92	07/20/36	6,073	5,971,873
Series 2003-3, Class B4 3	5.49	10/25/33	177	60,210
(Acquired 01/28/04, Cost $159,595, 0.0%)
Series 2003-3, Class B5 3	5.49	10/25/33	98	20,872
(Acquired 01/28/04, Cost $72,991, 0.0%)
BCAP LLC Trust
Series 2012-RR4, Class 5A6 2,5	2.41	05/26/36	4,380	3,035,035
BNC Mortgage Loan Trust
Series 2007-2, Class A5 4,5	0.74	05/25/37	5,744	4,075,577
Carefree Portfolio Trust
Series 2014-CARE, Class F 2,4,5	3.01	11/15/19	4,980	4,844,282
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class D 2	3.63	05/10/35	6,140	5,867,671
Citigroup Mortgage Loan Trust
Series 2009-11, Class 8A2 2	2.23	04/25/45	3,244	2,886,281
Series 2012-6, Class 2A2 2	2.43	08/25/36	7,638	6,372,754
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-5, Class A29	5.50	05/25/37	605	567,122
Series 2006-21, Class A11	5.75	02/25/37	2,038	1,920,469
Series 2004-21, Class A10	6.00	11/25/34	257	267,722
Series 2007-18, Class 1A1	6.00	11/25/37	671	611,831
Series 2006-14, Class A4	6.25	09/25/36	4,024	3,812,993
Credit Suisse Mortgage Trust
Series 2010-19R, Class 5A4 2	3.25	08/27/36	6,749	6,581,539
First Republic Mortgage Bank Mortgage Pass-Through Certificates
Series 2000-FRB1, Class B3 3,5	0.93	06/25/30	75	49,279
(Acquired 08/30/01, Cost $72,479, 0.0%)
GMAC Mortgage Home Equity Loan Trust
Series 2007-HE2, Class A2	6.05	12/25/37	3,046	2,975,723
GMACM Home Equity Loan Trust
Series 2007-HE2, Class A3	6.19	12/25/37	1,135	1,114,097
Greenpoint Manufactured Housing
Series 1999-1, Class A5	6.77	08/15/29	5,685	5,543,102
Series 1999-3, Class IA7	7.27	06/15/29	3,938	3,882,247
GSAMP Trust
Series 2006-HE8, Class A2C 4,5	0.60	01/25/37	6,277	5,101,149
GSR Mortgage Loan Trust
Series 2005-6F, Class 1A6	5.25	07/25/35	681	702,853
Irwin Home Equity Loan Trust
Series 2006-1, Class 2A3 2,4	5.77	09/25/35	4,850	4,899,618
IXIS Real Estate Capital Trust
Series 2006-HE3, Class A2 4,5	0.53	01/25/37	961	450,811
Series 2006-HE2, Class A3 4,5	0.59	08/25/36	9,325	3,860,984
Series 2006-HE3, Class A4 4,5	0.66	01/25/37	742	366,079
JP Morgan Mortgage Trust
Series 2003-A1, Class B4 3	2.22	10/25/33	183	138,999
(Acquired 10/29/04, Cost $158,359, 0.0%)
Series 2003-A2, Class B4 3,5	2.57	11/25/33	87	10,568
(Acquired 10/29/04, Cost $18,682, 0.0%)
Lehman ABS Manufactured Housing Contract Trust
Series 2001-B, Class M1	6.63	04/15/40	4,717	5,037,511
Master Asset Backed Securities Trust
Series 2006-NC3, Class A3 4,5	0.53	10/25/36	2,476	1,475,459
Series 2006-NC2, Class A4 4,5	0.58	08/25/36	1,623	769,550
Series 2006-NC3, Class A4 4,5	0.59	10/25/36	2,644	1,519,954
Series 2006-HE5, Class A3 4,5	0.59	11/25/36	5,115	3,193,227
Series 2006-NC3, Class A5 4,5	0.64	10/25/36	4,076	2,360,752
Series 2006-HE5, Class A4 4,5	0.65	11/25/36	1,726	1,086,738
Series 2006-NC2, Class A5 4,5	0.67	08/25/36	603	290,998
Series 2005-NC2, Class A4 4,5	1.13	11/25/35	6,554	4,437,437
Mid-State Capital Corp.
Series 2004-1, Class B	8.90	08/15/37	330	365,402
Mid-State Trust IV
Series 4, Class A	8.33	04/01/30	3,882	4,007,662
Mid-State Trust X
Series 10, Class B	7.54	02/15/36	1,599	1,732,964
Nationstar Home Equity Loan Trust
Series 2006-B, Class AV4 4,5	0.71	09/25/36	11,268	10,490,203
Nomura Resecuritization Trust
Series 2013-1R, Class 3A12 2,4,5	0.58	10/26/36	14,656	12,626,828
Series 2014-1R, Class 2A11 2,5	0.69	02/26/37	14,534	7,617,652
Series 2015-1R, Class 4A5 2	2.22	6/25/1937	1,601	771,445
Series 2014-6R, Class 5A7 2	2.61	04/26/37	4,317	2,786,218
Series 2015-4R, Class 3A8 2	2.64	01/26/36	8,500	5,891,696
Series 2015-6R, Class 2A4 2	7.90	01/26/37	6,969	5,557,831
Oakwood Mortgage Investors, Inc.
Series 2001-E, Class A4	6.81	12/15/31	8,081	7,995,293
Series 2001-D, Class A4	6.93	09/15/31	1,069	908,736
RALI Trust
Series 2006-QO1, Class 2A1 4,5	0.70	02/25/46	3,941	2,287,790
Series 2006-QO7, Class 2A1 1,5	1.14	09/25/46	10,111	7,278,013
Series 2007-QS6, Class A2 5,6	52.03	04/25/37	274	616,749
Series 2006-QS14, Class A30 5,6	75.71	11/25/36	175	499,090
Resix Finance Limited Credit-Linked Notes

Series 2003-CB1, Class B8 2,3,5	7.04	06/10/35	931	294,555
(Acquired 12/22/04, Cost $827,121, 0.1%)
Series 2004-B, Class B9 2,3,5	8.54	02/10/36	230	134,380
(Acquired 05/21/04, Cost $229,612, 0.0%)
Securitized Asset Backed Receivables LLC Trust
Series 2007-NC1, Class A2B 4,5	0.58	12/25/36	5,803	3,253,402
Series 2007-BR2, Class A2 4,5	0.66	02/25/37	3,828	2,085,007
Springleaf Mortgage Loan Trust
Series 2013-3A, Class M3 2	5.00	9/25/1957	6,280	6,366,854
Towd Point Mortgage Trust
Series 2015-2, Class 2A1 1,2	3.75	11/25/57	8,257	8,452,815
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2007-HY5, Class 3A1 5	4.44	05/25/37	1,365	1,200,199
Series 2003-S1, Class B4 2,3	5.50	04/25/33	111	1
(Acquired 10/25/07, Cost $16,475, 0.0%)
Series 2007-5, Class A11 5,6	36.92	06/25/37	98	217,543
Series 2005-6, Class 2A3 5,6	46.46	08/25/35	128	204,640
Wells Fargo Mortgage Backed Securities Trust
Series 2004-6, Class B4 3	5.50	06/25/34	212	2
(Acquired 04/13/05, Cost $30,983, 0.0%)
Series 2006-9, Class 1A19	6.00	08/25/36	5,316	5,315,922
Series 2007-8, Class 2A2	6.00	07/25/37	831	817,535
Series 2007-13, Class A7	6.00	09/25/37	284	285,677
Series 2005-18, Class 2A10 5,6	21.17	01/25/36	85	100,064
Total Non-Agency Mortgage-Backed Securities				217,067,089
Total RESIDENTIAL MORTGAGE RELATED HOLDINGS (Cost $213,587,129)				217,067,089
COMMERCIAL MORTGAGE RELATED HOLDINGS – 44.7%
Class B Notes – 1.3%
901 Ponce de Leon Blvd 3,7	11.00	09/11/19	1,875	1,875,000
(Acquired 03/30/15, Cost $1,875,000, 0.5%)
Barrington Centre Office 3,7	12.00	07/01/17	545	545,000
(Acquired 03/30/15, Cost $545,000, 0.2%)
Creekwood Village Apartments 3,7	11.00	04/01/20	670	670,000
(Acquired 03/30/15, Cost $670,000, 0.2%)
Kicullen Quads 3,7	11.00	01/01/18	500	500,000
(Acquired 03/30/15, Cost $500,000, 0.1%)
La Paloma Corporate Center 3,7	11.00	09/01/17	500	500,000
(Acquired 03/30/15, Cost $500,000, 0.1%)
Shoppes at Forest Greene 3,7	10.00	01/01/18	525	525,000
(Acquired 03/30/15, Cost $525,000, 0.2%)
Total Class B Notes				4,615,000
Commercial Mortgage-Backed Securities – 41.3%
A10 Bridge Asset Financing LLC
Series 2015-A, Class B 2,3,5,7	4.43	05/15/30	10,000	9,956,000
(Acquired 04/29/15, Cost $10,000,000, 2.9%)
A10 Securitization LLC
Series 2015-1, Class C 2	4.45	04/15/34	2,865	2,775,370
Series 2015-1, Class D 2	4.99	04/15/34	1,000	970,621
A10 Term Asset Financing LLC
Series 2014-1, Class B 2	3.87	04/15/33	2,112	2,089,529
Series 2013-2, Class B 2	4.38	11/15/27	2,927	2,929,516
Series 2014-1, Class C 2	4.57	04/15/33	1,171	1,150,436
Series 2014-1, Class D 2	5.08	04/15/33	328	321,587
Series 2013-2, Class C 2	5.12	11/15/27	2,000	1,997,332
Series 2013-2, Class D 2	6.23	11/15/27	501	508,951
ACRE Commercial Mortgage Trust
Series 2013-FL1, Class D 1,2,5	4.83	06/15/30	5,000	5,001,822
Banc of America Commercial Mortgage Trust
Series 2006-6, Class AJ 1	5.42	10/10/45	13,150	13,334,091
Series 2007-3, Class AJ 1	5.74	06/10/49	14,670	14,863,816
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW11, Class H 2,3	5.64	03/11/39	1,752	24,301
(Acquired 03/08/06, Cost $1,698,878, 0.0%)
Commercial Mortgage Trust
Series 2007-C9, Class AJFL 1,2,5	1.11	12/10/49	9,277	8,861,173
Series 2007-GG11, Class AJ 1	6.24	12/10/49	10,330	10,473,426
Credit Suisse Commercial Mortgage Trust
Series 2007-C2, Class AMFL 1,5	0.66	01/15/49	7,000	6,662,354
Series 2006-C1, Class K 2,3	5.72	02/15/39	3,879	377,223
(Acquired 03/07/06, Cost $2,917,012, 0.1%)
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2009-IWST, Class D 1,2,3	7.69	12/05/27	7,000	8,087,547
(Acquired 06/28/07, Cost $7,562,812, 2.3%)
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class AJ 1	6.45	09/15/45	10,000	10,299,996
LNR CDO V Ltd.
Series 2007-1A, Class F 2,3,5	1.88	12/26/49	3,750	-
(Acquired 02/27/07, Cost $3,750,000, 0.0%)
Morgan Stanley Capital I Trust
Series 2006-IQ11, Class J 2,3	5.53	10/15/42	135	2,167
(Acquired 05/24/06, Cost $0, 0.0%)
Series 2007-HQ13, Class A3 1	5.57	12/15/44	5,539	5,764,384
Series 2007-T25, Class AJ 1	5.57	11/12/49	12,500	12,333,732

Series 2007-T27, Class AJ 1	5.82	06/11/42	3,757	3,817,068
Wachovia Bank Commercial Mortgage Trust
Series 2007-C31, Class L 2,3	5.13	04/15/47	1,788	358
(Acquired 05/11/07, Cost $0, 0.0%)
Series 2007-C30, Class AJ 1	5.41	12/15/43	6,500	6,509,567
Series 2005-C20, Class F 2,3	5.60	07/15/42	4,000	3,376,968
(Acquired 10/15/10, Cost $3,928,285, 1.0%)
Series 2007-C33, Class AJ 1	6.15	02/15/51	10,000	10,191,548
Total Commercial Mortgage-Backed Securities				142,680,883
Mezzanine Loan – 2.1%
BOCA Mezzanine 8	8.20	08/09/16	7,107	7,106,803
Total Mezzanine Loan				7,106,803
Total COMMERCIAL MORTGAGE RELATED HOLDINGS (Cost $157,028,805)				154,402,686
INTEREST-ONLY SECURITIES – 0.7%
Commercial Mortgage Trust
Series 2001-J2A, Class EIO 2,5,9	4.09	07/16/34	10,000	202,815
Federal National Mortgage Association
Series 2012-125, Class MI 9	3.50	11/25/42	3,929	722,511
Series 2013-32, Class IG 9	3.50	04/25/33	6,435	929,818
Series 2011-46, Class BI 9	4.50	04/25/37	2,978	170,746
GMAC Commercial Mortgage Securities, Inc.
Series 2003-C1, Class X1 2,5,9	1.52	05/10/36	1,067	21,149
Government National Mortgage Association
Series 2005-76, Class IO 1,5,9	0.63	09/16/45	13,421	146,213
Series 2010-132, Class IO 1,5,9	0.67	11/16/52	6,206	256,972
Vendee Mortgage Trust
Series 1997-2, Class IO 5,9	0.00	06/15/27	10,056	10
Total INTEREST-ONLY SECURITIES (Cost $3,833,760)				2,450,234
CORPORATE BONDS – 6.6%
Automotive – 0.2%
American Axle & Manufacturing, Inc. 1	6.63	10/15/22	300	314,250
American Axle & Manufacturing, Inc. 1	7.75	11/15/19	350	386,750
Total Automotive				701,000
Basic Industry – 0.3%
Arch Coal, Inc. 10	7.25	06/15/21	925	7,030
Hexion, Inc. 1	9.00	11/15/20	600	229,500
PulteGroup, Inc. 1	6.38	05/15/33	550	558,250
United States Steel Corp. 1	7.00	02/01/18	325	224,250
Total Basic Industry				1,019,030
Capital Goods – 0.3%
Crown Cork & Seal Company, Inc. 1	7.38	12/15/26	350	376,250
Terex Corp. 1	6.50	04/01/20	600	577,500
Total Capital Goods				953,750
Consumer Goods – 0.3%
ACCO Brands Corp. 1	6.75	04/30/20	600	618,000
Post Holdings, Inc. 1	7.38	02/15/22	500	521,250
Total Consumer Goods				1,139,250
Consumer Non-Cyclical – 0.1%
Bumble Bee Holdings, Inc. 1,2	9.00	12/15/17	516	522,450
Energy – 1.1%
BreitBurn Energy Partners LP	7.88	04/15/22	675	121,500
Calfrac Holdings LP 1,2	7.50	12/01/20	600	238,500
Crestwood Midstream Partners LP 1	6.00	12/15/20	600	441,000
EV Energy Partners LP 1	8.00	04/15/19	800	400,000
Ferrellgas Partners LP 1	8.63	06/15/20	500	470,000
Global Partners LP 1	6.25	07/15/22	400	320,000
ION Geophysical Corp. 1	8.13	05/15/18	300	150,000
Linn Energy LLC	7.75	02/01/21	300	43,500
Linn Energy LLC	8.63	04/15/20	300	51,376
Precision Drilling Corp. 1,11	6.63	11/15/20	300	234,000
Targa Pipeline Partners LP 1,7	5.88	08/01/23	600	470,604
Trinidad Drilling Ltd. 1,2,11	7.88	01/15/19	600	528,000
W&T Offshore, Inc.	8.50	06/15/19	600	210,000
Total Energy				3,678,480
Healthcare – 0.8%
CHS/Community Health Systems, Inc. 1	7.13	07/15/20	700	697,375
HCA, Inc. 1	5.88	05/01/23	150	153,750
HCA, Inc. 1	8.00	10/01/18	600	671,250
Kindred Healthcare, Inc. 1	6.38	04/15/22	700	581,000
Service Corporation International 1	8.00	11/15/21	450	528,750
Total Healthcare				2,632,125
Leisure – 0.8%
Boyd Gaming Corp. 1	9.00	07/01/20	600	636,000
Cedar Fair LP 1	5.25	03/15/21	200	206,000
Chester Downs & Marina LLC 1,2	9.25	02/01/20	750	534,375
MGM Resorts International 1	7.63	01/15/17	350	364,875
MGM Resorts International 1	7.75	03/15/22	125	132,812
MGM Resorts International 1	8.63	02/01/19	275	304,648
Palace Entertainment Holdings LLC 1,2	8.88	04/15/17	525	514,500
Total Leisure				2,693,210
Media – 0.6%
CCO Holdings LLC 1	5.75	01/15/24	450	462,375

Clear Channel Worldwide Holdings, Inc. 1	7.63	03/15/20	750	692,812
Lamar Media Corp. 1	5.38	01/15/24	550	566,500
Mediacom Broadband LLC 1	6.38	04/01/23	250	244,375
Neptune Finco Corp. 2	10.88	10/15/25	225	235,688
Total Media				2,201,750
Retail – 0.1%
L Brands, Inc. 1	7.60	07/15/37	500	525,000
Services – 0.9%
Avis Budget Car Rental LLC 1	5.50	04/01/23	550	551,375
CalAtlantic Group, Inc. 1	8.38	05/15/18	300	334,800
CalAtlantic Group, Inc. 1	8.38	01/15/21	450	522,000
Casella Waste Systems, Inc. 1	7.75	02/15/19	500	496,250
H&E Equipment Services, Inc.	7.00	09/01/22	600	588,000
United Rentals North America, Inc. 1	7.63	04/15/22	450	480,915
Total Services				2,973,340
Telecommunications – 1.1%
CenturyLink, Inc. 1	7.65	03/15/42	300	229,500
Cincinnati Bell, Inc. 1	8.38	10/15/20	414	423,315
FairPoint Communications, Inc. 1,2	8.75	08/15/19	600	591,000
Frontier Communications Corp. 1	7.63	04/15/24	550	462,000
Intelsat Jackson Holdings SA 1,11	5.50	08/01/23	600	471,000
Qwest Capital Funding, Inc. 1	6.88	07/15/28	350	273,000
T-Mobile USA, Inc. 1	6.63	04/01/23	550	561,000
Wind Acquisition Finance SA 2,11	7.38	04/23/21	250	236,250
Windstream Services LLC 1	7.50	06/01/22	525	402,938
Total Telecommunications				3,650,003
Total CORPORATE BONDS (Cost $27,570,231)				22,689,388
			Shares	Value
PREFERRED STOCK – 1.2%
Finance & Investment – 1.2%
Public Storage, 6.00%			160,000	$4,304,000
Total PREFERRED STOCK (Cost $4,000,000)				4,304,000
Total Investments – 125.2% (Cost $436,687,958)				432,603,993
Liabilities in Excess of Other Assets – (25.2)%				(87,018,959)
TOTAL NET ASSETS – 100.0%				$345,585,034

The following notes should be read in conjunction with the accompanying Schedule of Investments.
1-	Portion or entire principal amount delivered as collateral for reverse repurchase agreements.
2-
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2015, the total value of all such securities was $138,617,331 or 40.1% of net assets.

3-
Restricted Illiquid Securities - Securities that the Adviser has deemed illiquid pursuant to procedures adopted by the Fund’s Board of Directors. The values in the parenthesis represent the acquisition date, cost and the percentage of net assets, respectively.  As of December 31, 2015, the total value of all such securities was $30,888,179 or 8.9% of net assets.

4-	Security is a “step up” bond where the coupon increases or steps up at a predetermined date.
5-	Variable rate security – Interest rate shown is the rate in effect as of December 31, 2015.
6-	Security is an inverse floating rate bond.
7-
Security fair valued in good faith pursuant to the fair value procedures adopted by the Board of Directors. As of December 31, 2015, the total value of all such securities was $15,041,604 or 4.4% of net assets.

8-	Private Placement.
9-	Interest rate is based on the notional amount of the underlying mortgage pools.
10-	Issuer is currently in default on its regularly scheduled interest payment.
11-	Foreign security or a U.S. security of a foreign company.

Notes to Financial Statements (Unaudited)

Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, term loans, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.

The fair value of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund’s Board of Directors (the “Board”) has adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. Pursuant to the procedures, securities in the Fund are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers. However, if (i) a market value or price is not readily available, (ii) the available quotations are not believed to be reflective of market value by the Adviser, or (iii) a significant event has occurred that would materially affect the value of the security, the security is fair valued, as determined in good faith, by the Adviser’s Valuation Committee. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

The Fund has established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 –	quoted prices in active markets for identical assets or liabilities
• Level 2 –
quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets or liabilities)

The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs the Adviser uses in determining fair value, including the use of the Adviser’s Valuation Committee.  If the Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.

Significant increases or decreases in any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.

To assess the continuing appropriateness of security valuations, the Adviser (or its third party service provider who is subject to oversight by the Adviser), compares daily its prior day prices, prices on comparable securities and sales prices and challenges those prices that either remain unchanged or exceeds certain tolerance levels with the third party pricing service or broker source.  For those securities valued by fair valuations, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2015:

Valuation Inputs	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$-	$17,591,474	$-	$17,591,474
Asset-Backed Securities	-	14,099,122	-	14,099,122
Residential Mortgage Related Holdings	-	-	217,067,089	217,067,089
Commercial Mortgage Related Holdings	-	-	154,402,686	154,402,686
Interest-Only Securities	-	-	2,450,234	2,450,234
Corporate Bonds	-	22,218,784	470,604	22,689,388
Preferred Stocks	4,304,000	-	-	4,304,000
Total	$4,304,000	$53,909,380	$374,390,613	$432,603,993

The following table below shows the significant unobserable valuation inputs that were used by the Adviser's Valuation Committee to fair value these Level 3 investments as of December 31, 2015:
	Quantitative Information about Level 3 Fair Value Measurements (1)
Assets	Value as of December 31, 2015	Valuation Methodology	Significant Unobservable Input	Range (Weighted Average)

Commercial Mortgage Related Holdings:

Class B Notes	$ 4,615,000	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	9.5%-12.0% (10.4%)

A10 Bridge Asset Financing LLC, Series 2015-A, Class B	9,956,000	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	5.25% 5.25%)
Corporate Bonds:

Targa Pipeline Partners LP	470,604	Discounted Cash Flow	Implied Spread to Index	2.26%-17.73% (10.00%)

Total	$ 15,041,604

 (1) The table above does not include Level 3 securities that are valued by brokers and pricing services. At December 31, 2015, the value of these securities was approximately $359,349,009. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in the Valuation of Investments Note. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Residential Mortgage Related Holdings	Commercial Mortgage Related Holdings	Interest-Only Securities	Corporate Bonds	Total
Balance as of September 30, 2015	$213,678,405	$167,988,274	$2,639,178	$618,000	$384,923,857
Accrued Discounts (Premiums)	638,256	956,806	(22,900)	758	1,572,920
Realized Gain (Loss)	(3,374,184)	498,030	3,736,863	-	860,709
Change in Unrealized Appreciation (Depreciation)	(1,593,964)	(1,986,634)	54,300	(148,154)	(3,674,452)
Purchases at cost	18,280,243	-	-	-	18,280,243
Sales proceeds	(19,987,016)	(13,053,790)	(3,957,207)	-	(36,998,013)
Transfers into Level 3	9,425,349	-	-	-	9,425,349	(a)
Balance as of December 31, 2015	$217,067,089	$154,402,686	$2,450,234	$470,604	$374,390,613
Change in unrealized gains or losses relating to assets still held at reporting date	$(810,551)	$(1,685,661)	$15,668	$(148,154)	$(2,628,698)

(a) Transferred due to a decrease in market data for these securities.

For the three months ended December 31, 2015, there were no transfers between the Levels.  The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreements.

At December 31, 2015, the Fund had the following reverse repurchase agreements outstanding:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable For Reverse Repurchase Agreements

Goldman Sachs	0.57%	11/04/2015	02/04/2016	$ 6,783,000	$ 6,789,229
JP Morgan Chase	0.64%	12/03/2015	01/05/2016	4,580,000	4,582,361
JP Morgan Chase	1.14%	12/08/2015	01/08/2016	5,208,000	5,211,958
JP Morgan Chase	1.25%	12/03/2015	01/05/2016	206,000	206,208
JP Morgan Chase	1.67%	10/20/2015	01/19/2016	6,558,000	6,580,168
RBC Capital Markets	1.03%	10/02/2015	01/05/2016	8,287,000	8,308,471
RBC Capital Markets	1.07%	11/19/2015	02/19/2016	9,082,000	9,093,576
RBC Capital Markets	1.20%	12/14/2015	03/14/2016	1,148,000	1,148,690
RBC Capital Markets	1.54%	10/13/2015	01/13/2016	8,584,000	8,613,464
RBC Capital Markets	1.54%	10/16/2015	01/19/2016	7,612,000	7,637,106
RBC Capital Markets	1.55%	10/02/2015	01/06/2016	11,378,000	11,422,580
RBC Capital Markets	1.57%	11/20/2015	02/19/2016	8,327,000	8,342,248
RBC Capital Markets	1.60%	10/02/2015	01/06/2016	3,114,000	3,126,594
RBC Capital Markets	1.62%	12/03/2015	03/03/2016	4,005,000	4,010,234
RBC Capital Markets	1.63%	11/23/2015	02/23/2016	5,220,000	5,229,204
RBC Capital Markets	1.75%	12/14/2015	03/14/2016	36,349,000	36,380,842
RBC Capital Markets	1.76%	11/18/2015	02/18/2016	5,431,000	5,442,710
Wells Fargo	1.09%	12/02/2015	01/04/2016	7,712,000	7,719,029
Total				$ 139,584,000	$ 139,844,672

(1)	The average daily balance of reverse repurchase agreements outstanding for the Fund during the three months ended December 31, 2015 was $130,596,333 at a weighted average interest rate of 1.44%.

The following is a summary of the reverse repurchase agreements by the type of collateral and the remaining contractual maturity of the agreements:

	Overnight and Continuous	Up to 30 Days	30 to 90 Days	Greater Than 90 Days	Total
U.S. Government & Agency Obligations	$ -	$4,580,000	$6,783,000	$ -	$11,363,000
Residential Mortgage Related Holdings	-	7,712,000	5,431,000	-	13,143,000
Commercial Mortgage Related Holdings	-	42,175,000	53,901,000	-	96,076,000
Interest-Only Securities	-	485,000	-	-	485,000
Corporate Bonds	-	8,287,000	10,230,000	-	18,517,000
	$ -	$63,239,000	$76,345,000	$ -	$139,584,000

TBA Transactions: The Fund may enter into to-be-announced (“TBA”) transactions to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. A TBA transaction is a purchase or sale of a U.S. government agency mortgage pass-through security for future settlement at an agreed upon date. The term “U.S. government agency mortgage pass-through security” refers to a category of passthrough securities backed by pools of mortgages and issued by one of several U.S. government-sponsored enterprises: the Government National Mortgage Association (Ginnie Mae), Federal National Mortgage Association (Fannie Mae), or Federal Home Loan Mortgage Corporation (Freddie Mac). In the basic pass-through structure, mortgages with similar issuer, term and coupon characteristics are collected and aggregated into a pool. The pool is assigned a CUSIP number and undivided interests in the pool are traded and sold as pass-through securities. The holder of the security is entitled to a pro rata share of principal and interest payments (including unscheduled prepayments) from the pool of mortgage loans. TBA transactions increase the liquidity and pricing efficiency of transactions in such mortgage-backed securities since they permit similar mortgage-backed securities to be traded interchangeably pursuant to commonly observed settlement and delivery requirements. Proceeds of TBA transactions are not received until the contractual settlement date. The Fund may use TBA transactions to acquire and maintain exposure to mortgage-backed securities in either of two ways. Typically, the Fund will enter into TBA agreements and “roll over” such agreements prior to the settlement date stipulated in such agreements. This type of TBA transaction is commonly known as a “TBA roll.” In a “TBA roll,” the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. Alternatively, the Fund will enter into TBA agreements and settle such transactions on the stipulated settlement date by actual receipt or delivery of the pools of mortgage pass-through securities stipulated in the TBA agreement. Unsettled TBA agreements are valued at the current market value of the underlying securities, according to the procedures described above under the Valuation of Investments Note. Each TBA position is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.

TBA transactions outstanding at December 31, 2015 were as follows:

Purchases:

Security Name	Interest Rate	Principal Amount	Current Payable
Federal Home Loan Mortgage Corporation	3.50%	$2,000,000	$2,062,958
Federal National Mortgage Association	3.50	3,500,000	3,616,740
Total		$5,500,000	$5,679,698

Federal Income Tax Basis: The federal income tax basis of the Fund’s investments at December 31, 2015 was as follows:

Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$436,687,958	$16,591,057	$(20,675,022)	$(4,083,965)

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Brookfield Total Return Fund Inc.

By (Signature and Title)                      /s/ Brian F. Hurley
Brian F. Hurley
           President and Principal Executive Officer

Date:              2/26/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                      /s/ Brian F. Hurley
Brian F. Hurley
President and Principal Executive Officer

Date:              2/26/16

By (Signature and Title)                      /s/ Angela W. Ghantous
Angela W. Ghantous
Treasurer and Principal Financial Officer

Date:              2/26/16